AB Global Core Equity Portfolio

Portfolio of Investments

March 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Information Technology – 21.6%
IT Services – 2.0%
Accenture PLC - Class A	174,197	$54,356,432

Semiconductors & Semiconductor Equipment – 7.7%
Applied Materials, Inc.	142,490	20,678,149
NVIDIA Corp.	957,958	103,823,488
QUALCOMM, Inc.	124,434	19,114,307
Taiwan Semiconductor Manufacturing Co., Ltd.	2,087,000	58,776,161

		202,392,105

Software – 10.0%
Microsoft Corp.	435,472	163,471,834
Roper Technologies, Inc.	119,244	70,303,877
Synopsys, Inc.(a)	71,409	30,623,750

		264,399,461

Technology Hardware, Storage & Peripherals – 1.9%
Samsung Electronics Co., Ltd.	1,239,327	49,133,705

		570,281,703

Financials – 16.8%
Banks – 0.6%
BNP Paribas SA	184,848	15,449,478

Capital Markets – 12.6%
B3 SA - Brasil Bolsa Balcao	11,493,500	24,451,470
Blackrock, Inc.	56,346	53,330,362
Cboe Global Markets, Inc.	185,295	41,930,405
CME Group, Inc.	132,279	35,092,296
Goldman Sachs Group, Inc. (The)	80,427	43,936,466
Intermediate Capital Group PLC	2,255,182	57,437,871
Julius Baer Group Ltd.	1,094,825	75,888,924

		332,067,794

Financial Services – 1.8%
Visa, Inc. - Class A	140,380	49,197,575

Insurance – 1.8%
AIA Group Ltd. - Class H	6,171,000	46,713,688

		443,428,535

Consumer Discretionary – 13.7%
Broadline Retail – 2.4%
Alibaba Group Holding Ltd. (Sponsored ADR)	181,052	23,940,506
Amazon.com, Inc.(a)	202,153	38,461,630

		62,402,136

Diversified Consumer Services – 1.7%
Service Corp. International/US	548,016	43,950,883

Hotels, Restaurants & Leisure – 8.9%
Flutter Entertainment PLC(a)	241,539	53,512,965
InterContinental Hotels Group PLC	122,901	13,232,778
Marriott International, Inc./MD - Class A	336,212	80,085,698
Yum China Holdings, Inc.	1,714,810	89,273,009

		236,104,450

Textiles, Apparel & Luxury Goods – 0.7%
Christian Dior SE	33,389	19,153,263

		361,610,732

Health Care – 12.9%
Health Care Equipment & Supplies – 0.6%
Straumann Holding AG (REG)	126,343	15,295,588

Health Care Providers & Services – 4.4%
Elevance Health, Inc.	263,658	114,680,684

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 2.0%
Thermo Fisher Scientific, Inc.	105,944	$52,717,734

Pharmaceuticals – 5.9%
AstraZeneca PLC (Sponsored ADR)	555,021	40,794,043
Eli Lilly & Co.	47,478	39,212,555
Haleon PLC	3,379,893	17,069,161
Novo Nordisk A/S - Class B	494,848	33,836,884
Zoetis, Inc.	153,448	25,265,213

		156,177,856

		338,871,862

Industrials – 12.2%
Air Freight & Logistics – 2.3%
DSV A/S	306,846	59,338,249

Building Products – 6.1%
Carrier Global Corp.	824,605	52,279,957
Otis Worldwide Corp.	1,062,903	109,691,590

		161,971,547

Ground Transportation – 0.7%
Uber Technologies, Inc.(a)	260,195	18,957,808

Professional Services – 3.1%
Experian PLC	796,962	36,927,495
Leidos Holdings, Inc.	181,222	24,454,097
RELX PLC	391,254	19,652,958

		81,034,550

		321,302,154

Consumer Staples – 6.4%
Beverages – 6.4%
Asahi Group Holdings Ltd.	6,103,705	77,984,410
Budweiser Brewing Co. APAC Ltd. - Class H(a) (b)	12,332,200	14,863,302
Carlsberg AS - Class B	273,343	34,599,135
Coca-Cola Co. (The)	284,262	20,358,845
Pernod Ricard SA	215,679	21,307,496

		169,113,188

Communication Services – 5.4%
Entertainment – 1.6%
Electronic Arts, Inc.	187,150	27,046,918
Spotify Technology SA(a)	27,906	15,349,137

		42,396,055

Interactive Media & Services – 3.8%
Auto Trader Group PLC	2,021,716	19,549,218
Meta Platforms, Inc. - Class A	95,244	54,894,832
Rightmove PLC	2,726,481	24,274,252
Scout24 SE	8,186	857,259

		99,575,561

		141,971,616

Energy – 4.2%
Energy Equipment & Services – 2.0%
Schlumberger NV	1,271,993	53,169,307

Oil, Gas & Consumable Fuels – 2.2%
Shell PLC	1,563,807	56,923,086

		110,092,393

Materials – 3.7%
Containers & Packaging – 2.2%
Smurfit WestRock PLC	1,286,043	57,949,097

Metals & Mining – 1.5%
Teck Resources Ltd. - Class B	1,074,597	39,144,140

		97,093,237

Real Estate – 2.7%
Real Estate Management & Development – 2.7%
CBRE Group, Inc. - Class A(a)	300,291	39,272,057

Company	Shares			U.S. $ Value

Vonovia SE		1,167,738		$31,424,206

				70,696,263

Total Common Stocks (cost $2,231,243,846)				2,624,461,683

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(c) (d) (e) (cost $8,605,405)		8,605,405		8,605,405

	Principal Amount (000)

Time Deposits – 0.1%
BBH, New York Zero Coupon, 04/01/2025	CHF	237		267,670
1.12%, 04/01/2025	DKK	2,541		368,291
1.56%, 04/01/2025	CAD	499		346,831
5.32%, 04/01/2025	ZAR	0	*	4
Citibank, London 1.35%, 04/01/2025	EUR	354		382,977
HSBC, Hong Kong 2.04%, 04/01/2025	HKD	2,085		267,886
Royal Bank of Canada, London 3.42%, 04/01/2025	GBP	208		268,760
SMBC, Tokyo 0.11%, 04/01/2025	JPY	50,014		333,451

Total Time Deposits (cost $2,235,870)				2,235,870

Total Short-Term Investments (cost $10,841,275)				10,841,275

Total Investments – 100.0% (cost $2,242,085,121)(f)				2,635,302,958
Other assets less liabilities – 0.0%				999,586

Net Assets – 100.0%				$2,636,302,544

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $14,863,302 or 0.56% of net assets.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)

As of March 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $495,372,806 and gross unrealized depreciation of investments was $(102,154,969), resulting in net unrealized appreciation of $393,217,837.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

March 31, 2025 (unaudited)

58.9%	United States
10.8%	United Kingdom
4.9%	China
4.8%	Denmark
3.5%	Switzerland
3.0%	Japan
2.2%	Taiwan
2.1%	France
2.1%	Ireland
1.9%	South Korea
1.8%	Hong Kong
1.5%	Canada
1.2%	Germany
0.9%	Other
0.4%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.9% or less in the following: Brazil.

AB Global Core Equity Portfolio

March 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2025:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$570,281,703	$-0-	$-0-	$570,281,703
Financials	263,388,052	180,040,483	-0-	443,428,535
Consumer Discretionary	348,377,954	13,232,778	-0-	361,610,732
Health Care	272,670,229	66,201,633	-0-	338,871,862
Industrials	205,383,452	115,918,702	-0-	321,302,154
Consumer Staples	154,249,886	14,863,302	-0-	169,113,188
Communication Services	97,290,887	44,680,729	-0-	141,971,616
Energy	53,169,307	56,923,086	-0-	110,092,393
Materials	97,093,237	-0-	-0-	97,093,237
Real Estate	39,272,057	31,424,206	-0-	70,696,263
Short-Term Investments:
Investment Companies	8,605,405	-0-	-0-	8,605,405
Time Deposits	2,235,870	-0-	-0-	2,235,870

Total Investments in Securities	2,112,018,039	523,284,919	-0-	2,635,302,958
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$2,112,018,039	$523,284,919	$-0-	$2,635,302,958

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2025 is as follows:

Fund	Market Value 6/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$7,458	$353,569	$352,422	$8,605	$233
AB Government Money Market Portfolio*	-0-	79,042	79,042	-0-	1
Total				$8,605	$234

*	Investment of cash collateral for securities lending transactions.